Morse, Zelnick, Rose & Lander

A LIMITED LIABILITY PARTNERSHIP

405 PARK AVENUE

NEW YORK, NEW YORK 10022-4405

212-838-1177

FAX – 212-838-9190

September 24, 2012

WRITER’S DIRECT LINE

(212) 838-8040

United States Securities and Exchange Commission

Division of Corporation Finance

Washington, DC 20549

Attn:    Jay Ingram, Legal Branch Chief

Jessica Dickerson, Staff Attorney

Jenn Do, Staff Accountant

Re: Methes Energies International Ltd.

Amendment No. 3 to Registration Statement on Form S-1

Filed September 24, 2012

File No. 333-182302

Dear Sir and Mesdames:

On behalf of Methes Energies International Ltd. (the “Company”), Amendment No. 3 to Registration Statement on Form S-1 is being filed to update the Underwriting section of the registration statement related to the Underwriters’ discount and commissions as required by FINRA, provide a new form of Representative’s Warrant in Exhibit 4.4 and correct certain nonmaterial numerical inaccuracies throughout the registration statement.

Very truly yours,

/s/ Stephen A. Zelnick

Stephen A. Zelnick